Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events

Note 30—Subsequent Events

Management has evaluated all events and transactions through the date the Company issued these consolidated financial statements. During this period all agreements to repurchase assets that matured between December 31, 2013 and the date of this Report were extended or renewed.